Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	¥ 11,596	¥ 11,624
Additions	173	126
Amortization provided during the year	(160)	(142)	¥ (129)
Ending balance	11,609	11,596	11,624
Transfer from construction in process		3
Disposal of a subsidiary (note 46)		(14)
Disposals		(1)
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	12,272
Ending balance	12,445	12,272
Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	(676)
Ending balance	(836)	(676)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	11,270	11,270
Ending balance	11,270	11,270	11,270
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	11,270
Ending balance	11,270	11,270
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	293	288
Additions	173	126
Amortization provided during the year	(127)	(109)
Ending balance	339	293	288
Transfer from construction in process		3
Disposal of a subsidiary (note 46)		(14)
Disposals		(1)
Computer software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	904
Ending balance	1,077	904
Computer software [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	(611)
Ending balance	(738)	(611)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	33	66
Amortization provided during the year	(33)	(33)
Ending balance		33	¥ 66
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	98
Ending balance	98	98
Others [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	(65)
Ending balance	¥ (98)	¥ (65)